Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Bank Borrowings [Abstract]
Current portion	$ 18,498	$ 29,736
Non-current portion		17,727
Bank borrowings	$ 18,498	$ 47,463